PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

5.   PREPAYMENTS AND OTHER CURRENT ASSETS

	As of December 31,
	2020	2021
	RMB	RMB
Loan provided to third party companies (1)	—	237,933
VAT receivable	32,031	133,050
Funds receivable from third party mobile and online payment platforms	51,370	49,310
Advance to suppliers mainly for cloud computing service	32,120	25,667
Interest receivable related to bank deposits and wealth management products	27,168	24,779
Deposits mainly for lease of premises	3,676	5,799
Prepaid interest expense	10,082	1,095
Other receivables	19,145	1,384
Prepayments and other current assets	175,592	479,017

Notes:

(1)	In 2021, the Group made available to third party companies a one- year revolving credit facility of up to RMB 300,000. The annualized interest rate is 4.5%.